PORTFOLIO OF INVESTMENTS – as of December 31, 2019 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – 96.9% of Net Assets
		Australia – 1.1%
10,300,000		Queensland Treasury Corp., 2.750%, 8/20/2027, 144A, (AUD)	$7,798,314

		Belgium – 0.9%
4,345,000		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.700%, 2/01/2036(a)	5,034,787
1,150,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/2029	1,333,045

			6,367,832

		Brazil – 2.3%
26,255	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	7,378,038
3,525,000		Brazilian Government International Bond, 4.625%, 1/13/2028	3,785,850
3,045,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025	3,338,112
530,000		Embraer Netherlands Finance BV, 5.400%, 2/01/2027	596,520
1,780,000		Republic of Brazil, 2.875%, 4/01/2021, (EUR)	2,062,994

			17,161,514

		Canada – 1.9%
6,800,000		Canadian Government Bond, 2.000%, 6/01/2028, (CAD)(a)	5,351,815
1,865,000		CPPIB Capital, Inc., EMTN, 0.875%, 2/06/2029, (EUR)	2,210,677
490,000		Export Development Canada, 1.800%, 9/01/2022, (CAD)(a)	377,042
2,585,000		Fairstone Financial Issuance Trust I, Series 2019-1A, Class A, 3.948%, 3/21/2033, 144A, (CAD)	1,999,899
322,582		Ford Auto Securitization Trust, Series 2017-R5A, Class A2, 2.082%, 11/15/2021, 144A, (CAD)(a)	248,377
750,000		Ford Auto Securitization Trust, Series 2019-AA, Class A3, 2.552%, 9/15/2024, 144A, (CAD)	579,947
760,000		Ford Auto Securitization Trust, Series 2019-BA, Class A2, 2.321%, 10/15/2023, 144A, (CAD)	585,526
635,000		Methanex Corp., 5.250%, 12/15/2029	656,192
1,260,000		Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(a)	1,085,751
925,000		Province of Ontario Canada, EMTN, 0.875%, 1/21/2025, (EUR)	1,085,636

			14,180,862

		China – 2.7%
17,000,000		China Government Bond, Series 1904, 3.190%, 4/11/2024, (CNY)	2,477,332
31,000,000		China Government Bond, Series 1906, 3.290%, 5/23/2029, (CNY)	4,501,545

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	China – continued
27,700,000	China Government Bond, Series 1906, 3.290%, 5/23/2029, (CNY)	$4,022,348
17,000,000	China Government Bond, Series 1907, 3.250%, 6/06/2026, (CNY)	2,468,418
33,630,000	China Government Bond, Series 1907, 3.250%, 6/06/2026, (CNY)	4,883,112
11,000,000	China Government Bond, Series 1913, 2.940%, 10/17/2024, (CNY)	1,584,903

		19,937,658

	Colombia – 1.0%
21,742,600,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(a)	7,220,772

	Denmark – 1.2%
1,255,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	1,373,765
43,535,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(a)	7,367,574

		8,741,339

	Finland – 0.3%
2,015,000	Nokia Oyj, 4.375%, 6/12/2027	2,100,637

	France – 3.0%
1,435,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)(a)	2,322,820
1,840,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A(a)	1,975,736
7,915,000	France Government Bond OAT, 0.500%, 5/25/2026, (EUR)(a)	9,276,978
3,280,000	France Government Bond OAT, 3.250%, 5/25/2045, (EUR)(a)	5,766,341
1,315,000	France Government Bond OAT, 4.500%, 4/25/2041, (EUR)(a)	2,606,759

		21,948,634

	Germany – 3.2%
3,060,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 8/15/2026, (EUR)	3,520,491
4,210,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 8/15/2029, (EUR)	4,807,507
495,000	Bundesrepublik Deutschland Bundesanleihe, 0.250%, 2/15/2027, (EUR)(a)	579,610
580,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 2/15/2026, (EUR)	687,279
1,640,000	Bundesrepublik Deutschland Bundesanleihe, 2.250%, 9/04/2021, (EUR)	1,928,561
1,830,000	Bundesrepublik Deutschland Bundesanleihe, 2.500%, 8/15/2046, (EUR)(a)	3,217,009

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Germany – continued
7,845,000		Kreditanstalt fuer Wiederaufbau, 0.250%, 9/15/2025, (EUR)(a)	$9,013,271

			23,753,728

		Hungary – 0.4%
2,280,000		Hungary Government International Bond, 1.750%, 10/10/2027, (EUR)	2,838,149

		Indonesia – 1.2%
111,600,000,000		Indonesia Treasury Bond, 8.250%, 5/15/2029, (IDR)	8,665,932

		Ireland – 1.3%
3,645,000		AIB Group PLC, 4.750%, 10/12/2023, 144A	3,918,714
2,630,000		Bank of Ireland Mortgage Bank, EMTN, 0.625%, 3/14/2025, (EUR)(a)	3,054,415
2,495,000		Bank of Ireland Mortgage Bank, EMTN, 3.625%, 10/02/2020, (EUR)(a)	2,881,504

			9,854,633

		Italy – 4.9%
985,000		Atlantia SpA, EMTN, 1.625%, 2/03/2025, (EUR)	1,055,887
3,070,000		Atlantia SpA, EMTN, 1.875%, 7/13/2027, (EUR)	3,208,233
215,000		Autostrade Per L’ Italia SpA, EMTN, 1.750%, 6/26/2026, (EUR)	226,959
1,600,000		Enel Finance International NV, 6.000%, 10/07/2039, 144A(a)	2,016,038
825,000		Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)(a)	1,539,632
825,000		Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	893,018
15,965,000		Italy Buoni Poliennali Del Tesoro, 1.250%, 12/01/2026, (EUR)(a)	18,305,138
850,000		Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	1,056,040
4,300,000		Republic of Italy, 2.500%, 11/15/2025, (EUR)(a)	5,285,753
605,000		UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034, 144A	696,018
350,000		UniCredit SpA, 6.572%, 1/14/2022, 144A	375,910
1,245,000		UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	1,298,473

			35,957,099

		Japan – 10.4%
3,705,000		Development Bank of Japan, Inc., GMTN, 0.875%, 10/10/2025, (EUR)(a)	4,327,662
1,880,258,800	(†††)	Japan Government CPI Linked Bond, Series 20, 0.100%, 3/10/2025, (JPY)(a)	17,642,625

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Japan – continued
88,090,725	(†††)	Japan Government CPI Linked Bond, Series 22, 0.100%, 3/10/2027, (JPY)	$832,972
680,220,012	(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)(a)	6,447,705
862,750,000		Japan Government Thirty Year Bond, Series 13, 2.000%, 12/20/2033, (JPY)(a)	10,006,169
772,000,000		Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(a)	9,724,265
572,450,000		Japan Government Thirty Year Bond, Series 41, 1.700%, 12/20/2043, (JPY)(a)	6,912,128
480,200,000		Japan Government Thirty Year Bond, Series 51, 0.300%, 6/20/2046, (JPY)(a)	4,335,964
724,400,000		Japan Government Thirty Year Bond, Series 62, 0.500%, 3/20/2049, (JPY)	6,825,981
97,200,000		Japan Government Twenty Year Bond, Series 123, 2.100%, 12/20/2030, (JPY)(a)	1,097,831
715,100,000		Japan Government Twenty Year Bond, Series 149, 1.500%, 6/20/2034, (JPY)(a)	7,869,621

			76,022,923

		Malaysia – 1.4%
28,630,000		Malaysia Government Bond, Series 0119, 3.906%, 7/15/2026, (MYR)	7,242,434
11,785,000		Malaysia Government Bond, Series 0215, 3.795%, 9/30/2022, (MYR)(a)	2,934,958

			10,177,392

		Mexico – 1.5%
2,165,000		America Movil SAB de CV, 3.625%, 4/22/2029	2,279,139
2,500,000		Cemex SAB de CV, 5.450%, 11/19/2029, 144A	2,612,500
381,571	(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(a)	2,010,263
1,025,000		Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044, 144A(a)	1,080,104
2,165,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026, 144A(a)	2,265,153
600,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	627,756

			10,874,915

		Netherlands – 0.8%
1,000,000		ING Groep NV, EMTN, (fixed rate to 9/26/2024, variable rate thereafter), 1.625%, 9/26/2029, (EUR)(a)	1,160,784
1,635,000		Netherlands Government Bond, 2.750%, 1/15/2047, 144A, (EUR)(a)	2,973,397
1,375,000		Shell International Finance BV, 2.375%, 11/07/2029	1,363,861

			5,498,042

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	New Zealand – 0.1%
1,045,000	New Zealand Government Bond, Series 0423, 5.500%, 4/15/2023, (NZD)(a)	$800,535

	Norway – 0.7%
45,000,000	City of Oslo, Norway, 3.550%, 2/12/2021, (NOK)(a)	5,210,291

	Poland – 0.8%
5,195,000	Poland Government International Bond, Series 0421, 2.000%, 4/25/2021, (PLN)(a)	1,379,573
15,270,000	Republic of Poland Government Bond, Series 0726, 2.500%, 7/25/2026, (PLN)(a)	4,145,826

		5,525,399

	Portugal – 0.3%
1,040,000	EDP Finance BV, 3.625%, 7/15/2024, 144A	1,080,612
350,000	EDP Finance BV, EMTN, 0.375%, 9/16/2026, (EUR)	387,484
450,000	EDP Finance BV, EMTN, 1.625%, 1/26/2026, (EUR)	538,347

		2,006,443

	South Africa – 0.7%
82,065,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(a)	4,959,708

	Spain – 3.7%
3,500,000	Banco Santander S.A., 1.000%, 3/03/2022, (EUR)(a)	4,034,188
800,000	Banco Santander S.A., 4.250%, 4/11/2027(a)	860,546
2,400,000	Banco Santander S.A., 5.179%, 11/19/2025(a)	2,695,944
5,370,000	Spain Government Bond, 2.700%, 10/31/2048, 144A, (EUR)	7,992,922
3,060,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(a)	5,233,339
4,935,000	Spain Government Bond, 5.850%, 1/31/2022, 144A, (EUR)(a)	6,254,530

		27,071,469

	Supranationals – 2.9%
4,315,000	European Financial Stability Facility, EMTN, 0.400%, 2/17/2025, (EUR)	4,984,710
5,840,000	European Investment Bank, 2.375%, 7/06/2023, 144A, (CAD)(a)	4,567,797
2,665,000	Inter-American Development Bank, 4.400%, 1/26/2026, (CAD)(a)	2,312,540
37,000,000,000	International Bank for Reconstruction & Development, EMTN, 8.400%, 10/12/2021, (IDR)(a)	2,777,619

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Supranationals – continued
60,320,000	Nordic Investment Bank, GMTN, 1.375%, 7/15/2020, (NOK)(a)	$6,854,767

		21,497,433

	Sweden – 0.5%
33,455,000	Sweden Government Bond, Series 1057, 1.500%, 11/13/2023, 144A, (SEK)(a)	3,813,883

	Switzerland – 0.2%
410,000	Argentum Netherlands BV for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2026, variable rate thereafter), 3.500%, 10/01/2046, (EUR)(a)	530,537
285,000	Cloverie PLC for Zurich Insurance Co. Ltd., EMTN,(fixed rate to 6/24/2026, variable rate thereafter), 5.625%, 6/24/2046	320,625
510,000	Willow No. 2 (Ireland) PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/1/2025, variable rate thereafter), 4.250%, 10/01/2045	532,313

		1,383,475

	United Arab Emirates – 0.3%
1,685,000	DP World Crescent Ltd., MTN, 4.848%, 9/26/2028	1,847,181

	United Kingdom – 9.3%
1,300,000	Aviva PLC, EMTN,(fixed rate to 12/04/2025, variable rate thereafter), 3.375%, 12/04/2045, (EUR)(a)	1,616,294
1,425,000	Barclays PLC, 4.337%, 1/10/2028(a)	1,529,448
1,660,000	Barclays PLC, 4.375%, 1/12/2026(a)	1,793,298
2,000,000	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 2.806%, 11/16/2066, 144A(b)	2,000,516
3,490,000	British Telecommunications PLC, 3.250%, 11/08/2029, 144A	3,487,427
1,535,000	British Telecommunications PLC, 5.125%, 12/04/2028	1,764,754
720,000	Centrica PLC, (fixed rate to 4/10/2021, variable rate thereafter), 3.000%, 4/10/2076, (EUR)	827,710
1,370,000	Channel Link Enterprises Finance PLC, Series A7, (fixed rate to 6/20/2022, variable rate thereafter), 1.761%, 6/30/2050, (EUR)	1,540,400
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,230,123
3,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029, 144A	3,526,028
2,268,000	Co-Operative Bank PLC (The), 4.750%, 11/11/2021, (GBP)(a)	3,153,609
184,780	Eurosail PLC, Series 2007-1X, Class A3C, GBP 3-month LIBOR + 0.160%, 0.960%, 3/13/2045, (GBP)(a)(b)	241,511
109,375	Eurosail PLC, Series 2007-2X, Class A3C, GBP 3-month LIBOR + 0.150%, 0.950%, 3/13/2045, (GBP)(a)(b)	141,733

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United Kingdom – continued
$1,219,826	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 2.360%, 8/25/2060, 144A(a)(b)	$1,217,841
98,164	Great Hall Mortgages No. 1 PLC, Series 2006-1, Class A2A, GBP 3-month LIBOR + 0.150%, 0.944%, 6/18/2038, (GBP)(a)(b)	127,765
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)(a)	600,982
2,030,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(c)	2,038,086
745,000	Network Rail Infrastructure Finance PLC, EMTN, 4.750%, 1/22/2024, (GBP)	1,136,487
1,225,000	Penarth Master Issuer PLC, Series 2019-1A, Class A1, 1-month LIBOR + 0.540%, 2.285%, 7/18/2023, 144A(b)	1,224,097
19,999	Precise Mortgage Funding PLC, Series 2015-1, Class A, GBP 3-month LIBOR + 0.950%, 1.729%, 3/12/2048, (GBP)(a)(b)	26,540
143,524	Residential Mortgage Securities PLC, Series 28, Class A, GBP 3-month LIBOR + 1.150%, 1.948%, 6/15/2046, (GBP)(a)(b)	190,442
158,564	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, GBP 3-month LIBOR + 0.150%, 0.929%, 6/12/2044, (GBP)(b)	198,110
1,660,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024(a)	1,798,615
1,150,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(a)	1,279,030
405,000	Royal Bank of Scotland Group PLC, 6.100%, 6/10/2023(a)	445,930
1,288,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(a)	1,382,338
745,725	Silverstone Master Issuer PLC, Series 2019-1A, Class 1A, 3-month LIBOR + 0.570%, 2.536%, 1/21/2070, 144A(a)(b)	745,993
615,000	United Kingdom Gilt, 0.750%, 7/22/2023, (GBP)(a)	819,297
855,000	United Kingdom Gilt, 1.500%, 7/22/2047, (GBP)	1,173,349
12,685,000	United Kingdom Gilt, 1.625%, 10/22/2028, (GBP)(a)	18,058,727
4,995,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(a)	9,644,427
350,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(a)	677,292
2,035,000	Vodafone Group PLC, 5.250%, 5/30/2048	2,444,488

		68,082,687

	United States – 37.9%
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)(a)	2,702,681
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)(a)	3,756,462
2,075,000	Altria Group, Inc., 3.125%, 6/15/2031, (EUR)	2,594,984
2,943,380	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	3,080,777
2,350,000	AT&T, Inc., 4.350%, 6/15/2045(a)	2,537,089

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$1,625,000	AT&T, Inc., 4.500%, 3/09/2048(a)	$1,795,297
4,025,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	4,067,681
1,290,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.450%, 3/20/2023, 144A	1,319,817
3,135,000	Bank of America Corp., MTN, (fixed rate to 2/7/2029, variable rate thereafter), 3.974%, 2/07/2030	3,441,816
521,703	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(a)	532,123
1,749,279	Bayview Opportunity Master Fund IVb Trust, Series 2019-RN4, Class A1, 3.278%, 10/28/2034, 144A(c)	1,745,369
1,300,000	Boston Scientific Corp., 0.625%, 12/01/2027, (EUR)	1,448,732
1,570,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	1,627,187
2,455,000	Broadcom, Inc., 4.250%, 4/15/2026, 144A	2,607,631
2,560,000	Centene Corp., 4.625%, 12/15/2029, 144A	2,691,456
523,567	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A(a)	522,311
745,000	Charter Communication Operating LLC/Charter Communication Operating Capital Corp., 5.125%, 7/01/2049	810,821
680,000	Charter Communication Operating LLC/Charter Communication Operating Capital Corp., 4.800%, 3/01/2050	717,063
3,525,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	3,999,666
2,150,000	Cigna Corp., 4.125%, 11/15/2025(a)	2,333,274
3,060,000	Cigna Corp., 4.375%, 10/15/2028(a)	3,390,137
1,754,021	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(c)	1,753,046
1,232,630	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(c)	1,236,449
4,321,058	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059, 144A(c)	4,364,704
1,815,808	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(c)	1,817,940
1,070,000	Citigroup, Inc., 2.750%, 1/24/2024, (GBP)	1,481,449
1,520,000	Citigroup, Inc., 4.400%, 6/10/2025(a)	1,652,379
2,930,000	Citigroup, Inc., Series MPLE, 4.090%, 6/09/2025, (CAD)(a)	2,362,773
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A(a)	2,581,026
3,475,000	Constellation Brands, Inc., 3.150%, 8/01/2029	3,514,880

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$335,000	Continental Resources, Inc., 3.800%, 6/01/2024	$346,486
3,780,000	Continental Resources, Inc., 4.375%, 1/15/2028	4,019,576
600,000,000	Corning, Inc., 0.698%, 8/09/2024, (JPY)(a)	5,488,270
2,108,529	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.030%, 8/25/2062, 144A(c)	2,108,073
1,415,050	Credit Suisse Mortgage Trust, Series 2019-RP10, Class A1, 3.318%, 12/25/2059, 144A(c)	1,415,367
3,685,000	CVS Health Corp., 4.100%, 3/25/2025	3,956,452
2,985,000	CVS Health Corp., 4.300%, 3/25/2028	3,260,937
1,285,000	CVS Health Corp., 4.780%, 3/25/2038	1,460,877
1,395,000	DH Europe Finance II S.a.r.l., 0.750%, 9/18/2031, (EUR)	1,526,403
463,051	Diamond Resorts Owner Trust, Series 2018-1, Class A, 3.700%, 1/21/2031, 144A(a)	473,920
4,430,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	4,507,968
745,000	Duke Realty LP, 2.875%, 11/15/2029	747,123
1,550,000	Energy Transfer Operating LP, 5.150%, 3/15/2045	1,631,900
1,070,000	Federal National Mortgage Association, Series 2017-M13, Class A2, 2.939%, 9/25/2027(a)(c)	1,110,819
4,440,000	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.876%, 11/25/2027(a)(c)	4,574,075
3,674,209	FHLMC, 3.000%, 10/01/2049	3,734,184
259,317	FHLMC, 3.500%, 1/01/2048	269,546
3,654,745	FHLMC, 4.000%, with various maturities from 2046 to 2048(a)(d)	3,899,050
2,114,524	FHLMC, 4.500%, with various maturities from 2044 to 2048(a)(d)	2,283,616
6,305,192	FHLMC, 5.000%, with various maturities in 2048(d)	6,743,652
775,000	Fidelity National Information Services, Inc., 1.000%, 12/03/2028, (EUR)	872,291
15,534,438	FNMA, 2.500%, with various maturities from 2046 to 2049(a)(d)	15,419,815
7,547,729	FNMA, 3.000%, with various maturities from 2046 to 2049(a)(d)	7,666,525
6,810,737	FNMA, 3.500%, with various maturities from 2045 to 2048(a)(d)	7,098,569
14,167,225	FNMA, 4.000%, with various maturities from 2047 to 2049(a)(d)	14,771,446
3,646,526	FNMA, 4.500%, with various maturities from 2043 to 2049(a)(d)	3,904,714
315,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	356,639

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$740,000	GNMA, 2.500%, 12/20/2049	$731,324
989,022	GNMA, 1-month LIBOR + 1.770%, 3.802%, 5/20/2064(a)(b)	1,015,653
1,137,282	GNMA, 1-month LIBOR + 2.020%, 4.052%, 11/20/2064(a)(b)	1,196,376
14,657	GNMA, 4.124%, 6/20/2062(a)(c)	14,750
1,184,955	GNMA, 1-month LIBOR + 2.155%, 4.187%, 11/20/2064(a)(b)	1,248,816
2,090,133	GNMA, 1-month LIBOR + 2.314%, 4.346%, 10/20/2063(a)(b)	2,196,258
579,224	GNMA, 4.399%, 1/20/2063(a)(c)	584,566
263,941	GNMA, 4.530%, 4/20/2065(a)(c)	286,204
1,538,273	GNMA, 4.576%, 2/20/2065(a)(c)	1,651,318
3,110,961	GNMA, 4.661%, with various maturities in 2064(a)(c)(d)	3,313,868
2,726,957	GNMA, 4.668%, 5/20/2064(a)(c)	2,884,327
16,136	GNMA, 4.786%, 12/20/2061(a)(c)	16,607
765,000	HCA, Inc., 4.125%, 6/15/2029	811,726
150,000	HCA, Inc., 4.500%, 2/15/2027	161,774
2,100,000	HCA, Inc., 5.000%, 3/15/2024	2,295,651
1,630,000	HCA, Inc., 5.250%, 4/15/2025	1,823,823
1,505,000	HCA, Inc., 5.250%, 6/15/2026	1,686,100
605,000	HCA, Inc., 5.500%, 6/15/2047	695,446
445,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	445,130
3,660,000	Kraft Heinz Foods Co., 3.750%, 4/01/2030, 144A	3,771,503
1,180,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,163,208
2,545,073	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(c)	2,546,953
1,812,613	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A1, 2.820%, 2/15/2068, 144A(a)	1,820,684
1,039,804	Preston Ridge Partners Mortgage LLC, Series 2019-3A, Class A1, 3.351%, 7/25/2024, 144A(c)	1,041,252
850,000,000	Procter & Gamble Co. (The), 0.275%, 5/08/2020, (JPY)(a)	7,827,932
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)(a)	4,872,312
1,477,077	PRPM LLC, Series 2019-4A, Class A1, 3.351%, 11/25/2024, 144A(c)	1,477,060

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$1,462,023	RCO V Mortgage LLC, Series 2019-1, Class A1, 3.721%, 5/24/2024, 144A(c)	$1,463,573
1,585,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	1,600,681
2,023,431	SoFi Consumer Loan Program Trust, Series 2019-2, Class A, 3.010%, 4/25/2028, 144A(a)	2,036,515
2,566,231	SoFi Consumer Loan Program Trust, Series 2019-3, Class A, 2.900%, 5/25/2028, 144A	2,582,216
1,062,646	SoFi Professional Loan Program LLC, Series 2019-C, Class A1FX, 2.130%, 11/16/2048, 144A	1,062,266
2,314,257	Spirit Airlines Pass Through Trust, Series 2015-1, Class B, 4.450%, 10/01/2025(a)	2,390,327
3,612,834	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036, 144A	3,626,252
450,000	Steel Dynamics, Inc., 3.450%, 4/15/2030	455,346
943,789	Towd Point HE Trust, Series 2019-HE1, Class A1, 1-month LIBOR + 0.900%, 2.692%, 4/25/2048, 144A(b)	942,887
947,850	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	969,177
1,268,250	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	1,299,956
5,040,000	U.S. Treasury Bond, 2.875%, 5/15/2043(a)(e)	5,502,459
15,453,641	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(a)(f)	15,430,828
1,115,556	United Airlines Pass Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	1,133,369
1,354,931	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	1,362,884
2,591,688	Vericrest Opportunity Loan Trust, Series 2019-NPL5, Class A1A, 3.352%, 9/25/2049, 144A(c)	2,590,538
840,000	Verizon Communications, Inc., 4.272%, 1/15/2036	951,345
2,103,356	VOLT LXXII LLC, Series 2018-NPL8, Class A1A, 4.213%, 10/26/2048, 144A(c)	2,101,237
1,319,078	VOLT LXXXIII LLC, Series 2019-NPL9, Class A1A, 3.327%, 11/26/2049, 144A(c)	1,318,428
570,000,000	Walmart, Inc., 0.183%, 7/15/2022, (JPY)(a)	5,249,005
2,425,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	2,294,050
1,110,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	934,276
70,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	47,704

		277,061,253

	Total Bonds and Notes (Identified Cost $686,654,357)	708,360,132

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 1.7%
$12,138,112	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2019 at 0.900% to be repurchased at $12,138,718 on 1/02/2020 collateralized by $11,790,000 U.S. Treasury Note, 2.875% due 10/31/2023 valued at $12,381,999 including accrued interest(g) (Identified Cost $12,138,112)	$12,138,112

	Total Investments – 98.6% (Identified Cost $698,792,469)	720,498,244
	Other assets less liabilities – 1.4%	10,173,697

	Net Assets – 100.0%	$730,671,941

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2019 is disclosed.

(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	Treasury Inflation Protected Security (TIPS).
(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the value of Rule 144A holdings amounted to $138,199,748 or 18.9% of net assets.
ABS	Asset-Backed Securities
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. At December 31, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	3/18/2020	COP	B	12,000,000,000	$3,548,196	$3,637,568	$89,372
BNP Paribas S.A.	3/18/2020	COP	S	28,117,160,000	8,251,551	8,523,173	(271,622)
Citibank N.A.	3/18/2020	EUR	S	1,315,000	1,465,403	1,481,963	(16,560)
Citibank N.A.	3/18/2020	ZAR	S	72,730,000	4,869,965	5,141,818	(271,853)
Credit Suisse International	3/18/2020	CHF	B	4,540,000	4,633,863	4,715,022	81,159
Credit Suisse International	3/18/2020	JPY	B	2,821,135,000	26,141,880	26,066,831	(75,049)
Credit Suisse International	3/18/2020	JPY	S	798,225,000	7,347,675	7,375,470	(27,795)
Credit Suisse International	3/18/2020	KRW	B	10,055,589,000	8,468,934	8,711,295	242,361
Standard Chartered Bank	3/18/2020	EUR	B	5,170,000	5,754,986	5,826,426	71,440

Total							$(178,547)

At December 31, 2019, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	3/18/2020	JPY	798,465,608	AUD	10,615,000	$7,462,888	$85,195
BNP Paribas S.A.	3/18/2020	SEK	3,770,000	EUR	358,427	403,935	(22)
Credit Suisse International	3/18/2020	IDR	21,947,060,000	JPY	167,292,171	1,545,753	(24,206)
Morgan Stanley Capital Services, Inc.	3/18/2020	GBP	6,175,000	EUR	7,213,808	8,129,732	(66,542)

Total							$(5,575)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date. When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	3/31/2020	185	$39,891,698	$39,867,500	$(24,198)
5 Year U.S. Treasury Note	3/31/2020	167	19,764,997	19,807,766	42,769
German Euro BOBL	3/06/2020	52	7,828,334	7,794,424	(33,910)
Ultra 10 Year U.S. Treasury Note	3/20/2020	30	4,251,377	4,221,094	(30,283)
Ultra Long U.S. Treasury Bond	3/20/2020	111	20,473,309	20,163,843	(309,466)

Total					$(355,088)

At December 31, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	3/20/2020	170	$21,866,525	$21,831,719	$34,806
30 Year U.S. Treasury Bond	3/20/2020	149	23,741,104	23,230,031	511,073
German Euro Bund	3/06/2020	46	8,881,011	8,796,977	84,034

Total					$629,913

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$708,360,132	$—	$708,360,132
Short-Term Investments	—	12,138,112	—	12,138,112

Total Investments	—	720,498,244	—	720,498,244

Forward Foreign Currency Contracts (unrealized appreciation)	—	569,527	—	569,527
Futures Contracts (unrealized appreciation)	672,682	—	—	672,682

Total	$672,682	$721,067,771	$—	$721,740,453

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(753,649)	$—	$(753,649)
Futures Contracts (unrealized depreciation)	(397,857)	—	—	(397,857)

Total	$(397,857)	$(753,649)	$—	$(1,151,506)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2019, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or December 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2019
Bonds and Notes
Canada	$2,008	$—	$7	$12	$—	$(2,027)	$—	$—	$—	$—

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2019, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2019, the Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2019:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$569,527	$—
Exchange-traded asset derivatives
Interest rate contracts	—	672,682

Total asset derivatives	$569,527	$672,682

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(753,649)	$—
Exchange-traded liability derivatives
Interest rate contracts	—	(397,857)

Total liability derivatives	$(753,649)	$(397,857)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2019, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
BNP Paribas S.A	$(97,077)	$320,000
Citibank N.A.	(288,413)	230,000
Morgan Stanley Capital Services, Inc.	(66,542)	37,000

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2019:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$6,915,316	$6,099,622

Net loss amount reflects cash received as collateral for the Fund of $150,000.

Industry Summary at December 31, 2019 (Unaudited)

Treasuries	39.0%
Mortgage Related	10.9
Banking	6.3
ABS Home Equity	4.8
Healthcare	3.3
Supranational	2.9
Food & Beverage	2.6
Local Authorities	2.0
Other Investments, less than 2% each	25.1
Short-Term Investments	1.7

Total Investments	98.6
Other assets less liabilities (including forward foreign currency and futures contracts)	1.4

Net Assets	100.0%

Currency Exposure Summary at December 31, 2019 (Unaudited)

United States Dollar	44.4%
Euro	18.3
Japanese Yen	14.0
British Pound	5.5
Chinese Yuan Renminbi	2.7
Canadian Dollar	2.6
Other, less than 2% each	11.1

Total Investments	98.6
Other assets less liabilities (including forward foreign currency and futures contracts)	1.4

Net Assets	100.0%